Non-current Assets Held For Sale (Details Textual) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jan. 27, 2020
Statement Line Items [Line Items]
Non-current assets held for sale	The Company entered into a Sale Commitment of a 2,160 hectare area of the Bananal Farm ("Bananal X"), a property located in the municipality of Luís Eduardo Magalhães (Bahia), with 1,714 hectares of agricultural area and 446 hectares of legal reserve and permanent preservation area. The parties negotiated the property for R$28,000, divided into seven installments, with an advance of R$2,000 to be paid in two installments, with the first on February 20, 2019 and the second 30 days. The advances were received and are recorded as advances from customers.
Agrifirma [Member]
Statement Line Items [Line Items]
Acquisition of Agrifirma		R$ 2,015